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                               SANTA BARBARA GROUP
                                 OF MUTUAL FUNDS













                             THE BENDER GROWTH FUND
                               SEMI-ANNUAL REPORT
                               SEPTEMBER 30, 2001

LETTER FROM THE INVESTMENT ADVISOR

Dear Fellow Shareholders,

We at Robert Bender and Associates would like to extend our deepest sympathies to all those personally impacted by the dreadful events of September 11th. The human toll on communities nationwide cannot be overstated, and our thoughts and prayers are with the families of the victims.

In the aftermath of the attack there has been much speculation regarding the future of the world economy and its impact on stock prices. There is no doubt the near-term impact on several industries will be severe. The travel industry and selected retailers will probably see large declines on a comparison basis. Although recent headlines paint a gloomy economic picture, history has shown that exogenous events have had a very short-term impact on the economy and the stock market in general. This is due to the fact that most exogenous events elicit an immediate response from monetary and fiscal policymakers, resulting in some form of stimulus for the economy. Assuming these are sound policy decisions, the economy is able to resume a normal rate of activity relatively quickly. In light of recent events it is important to relate the steps taken to provide economic stimulus before September 11th to the additional stimulus recently provided by the Federal Reserve and other central banks worldwide.

As the U.S. economy slowed in the past year, the Federal Reserve aggressively reduced the federal funds rate from 6.5% in January to 3.5% just prior to September 11th. These rates now stand at 2.5% and are likely headed lower as benign inflation statistics permit such a policy. The magnitude of these reductions has exceeded the stimulus provided in the last two U.S. recessions.

In addition to rate cuts the Federal Reserve has been actively adding liquidity to the economy throughout the year. M2 and zero maturity money just showed record gains in the week ended September 17th, building further on gains seen in the past several months. This recent infusion of liquidity has now exceeded the amount provided after the market decline in 1987 and the buildup of money in response to Y2K fears. The Federal Reserve has also been actively encouraging banks to lend more freely, which is a dramatic change in the lending environment from a year ago. Overnight loan rates between banks have been as low as 1/16th since September 11th, ensuring that money is flowing to where it is most needed. Through the urging of the Federal Reserve, Congress is currently drawing up plans for additional fiscal stimulus that could include a decline in the capital gains tax rate.

While corporate layoffs and their impact on consumers have dominated the headlines, several factors are now present which could support consumer spending. First, the magnitude of interest rate reductions is starting to spur mortgage refinancing. With mortgage rates at levels not seen since 1998, consumers are moving to lock in these lower rates. Mortgage refinancings have had a distinctive effect on consumer spending in the past, as they free up excess cash for consumption. Secondly, Americans received a cumulative $41 billion tax rebate in August. While this is not nearly as significant to consumer balance sheets as refinancings, it has shown up in firmer retail sales figures. Lastly, energy price burdens have dropped dramatically in the past few months, allowing consumers to redirect these expenditures. These factors, combined with stable home prices, should provide consumers some relief until the economy begins to pick up again.

In summary, we believe recent monetary and fiscal policy decisions could lead to a sharp recovery in the U.S. economy in the first half of 2002. Now more than ever, we would counsel investors to look beyond the weeks ahead and remain focused on their investment objectives. In past periods of economic underperformance the stock market has always improved well in advance of improving economic fundamentals. We believe patient investors in quality companies will ultimately be rewarded.


Yours truly,

/S/ ROBERT L. BENDER                /S/ REED G. BENDER
--------------------                ------------------
Robert L. Bender                    Reed G. Bender



--------------------------------------------------------------------------------
PERFORMANCE UPDATE

For the six months ended September 30, 2001, the Bender Growth Fund's Class A Shares posted total returns of (21.19)% and (17.15)%, with and without the effects of sales charges, respectively. For the same time period, Class Y Shares posted a total return of (17.39)% and Class C Shares posted total returns of (18.62)% and (17.80)%, with and without sales charges, respectively. In comparison, the Standard & Poor's 500 Index posted a total return of (9.68)% for the six months ended September 30, 2001.

Taking a longer-term view of the Fund's performance, Class Y and Class C Shares posted annualized returns of 20.41% and 19.49%, respectively, excluding the effects of sales charges, for the three-year period ended September 30, 2001. Since inception on October 1, 1998, Class A Shares posted an annualized return of 22.03%, excluding the effects of sales charges. In comparison, the Standard & Poor's 500 Index posted an annualized return of 2.04% for the three-year period ended September 30, 2001.



THE SANTA BARBARA GROUP OF MUTUAL FUNDS
BENDER GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited)                           SEPTEMBER 30, 2001
--------------------------------------------------------------------------------
                                                                     MARKET
        SECURITY                                    SHARES           VALUE
        --------                                    ------           -----

COMMON STOCKS - 100.51%
COMMERCIAL SERVICES - 5.26%
Paychex Inc.                                          41,520       $1,308,295
Quintiles Transnational Corp.*                        83,870        1,224,502
                                                                   ----------
                                                                    2,532,797
                                                                   ----------

COMMUNICATIONS - 6.44%
Cisco Systems, Inc.*                                  90,908        1,107,259
QUALCOMM Inc.*                                        41,900        1,991,926
                                                                   ----------
                                                                    3,099,185
                                                                   ----------

COMPONENTS - 0.87%
JDS Uniphase Corp.*                                   66,480          420,154
                                                                   ----------

COMPUTER SERVICES - 16.47%
AOL Time Warner Inc.*                                 60,120        1,989,972
Check Point Software Technologies, Ltd.*              63,240        1,392,545
DoubleClick Inc.*                                    129,020          735,414
Network Appliance Inc.*                               89,520          608,736
Synopsys, Inc.*                                       42,950        1,722,720
VeriSign Inc.*                                        35,380        1,482,422
                                                                   ----------
                                                                    7,931,809
                                                                   ----------
COMPUTER SOFTWARE - 9.46%
Broadvision Inc.*                                    114,080          103,813
Microsoft Corp.*                                      27,290        1,396,429
Openwave Systems Inc.*                                48,300          615,825
Oracle Corp.*                                         98,820        1,243,156
SmartForce PLC ADR*                                   73,086        1,195,687
                                                                   ----------
                                                                    4,554,910
                                                                   ----------

COMPUTER SYSTEMS - 1.37%
Brocade Communications Systems, Inc.*                 47,000          659,410
                                                                   ----------

CONSULTING SERVICES - 2.52%
Forrester Research Inc.*                              72,960        1,211,866
                                                                   ----------


    The accompanying notes are an integral part of the financial statements.



                                       3

THE SANTA BARBARA GROUP OF MUTUAL FUNDS
BENDER GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)               SEPTEMBER 30, 2001
--------------------------------------------------------------------------------
                                                                     MARKET
        SECURITY                                    SHARES           VALUE
        --------                                    ------           -----

ELECTRONIC EQUIPMENT - 2.16%
Power-One, Inc.*                                      56,875       $  349,781
Zoran Corp.*                                          28,550          691,481
                                                                   ----------
                                                                    1,041,262
                                                                   ----------

MEDICAL - 2.37%
Medtronic Inc.                                        26,218        1,140,483
                                                                   ----------

PHARMACEUTICAL - 10.02%
Biovail Corp.*                                        21,600        1,002,240
Elan Corp.*                                           36,840        1,784,898
Watson Pharmaceuticals Inc.*                          37,240        2,037,400
                                                                   ----------
                                                                    4,824,538
                                                                   ----------

RETAIL-ELECTRONICS - 10.05%
Best Buy Co. Inc.*                                    42,500        1,931,625
CDW Computer Centers Inc.*                            60,280        2,180,930
Tweeter Home Entertainment Group, Inc.*               53,500          729,740
                                                                   ----------
                                                                    4,842,295
                                                                   ----------

RETAIL-RESTAURANT/SPECIALTY - 11.13%
The Cheesecake Factory Inc.                           76,200        1,824,990
P.F. Chang's China Bistro Inc.*                       54,275        1,949,558
Starbucks Corp.                                      106,720        1,583,725
                                                                   ----------
                                                                    5,358,273
                                                                   ----------

RETAIL-OTHER - 19.15%
Bed Bath & Beyond Inc.*                              104,340        2,656,496
Fastenal Co.                                           7,440          423,931
Home Depot Inc.                                       54,280        2,082,724
Kohl's Corp.*                                         37,960        1,822,080
Staples Inc.*                                        168,000        2,237,760
                                                                   ----------
                                                                    9,222,991
                                                                   ----------


    The accompanying notes are an integral part of the financial statements.



                                       4


THE SANTA BARBARA GROUP OF MUTUAL FUNDS
BENDER GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)               SEPTEMBER 30, 2001
--------------------------------------------------------------------------------
                                                                     MARKET
        SECURITY                                    SHARES           VALUE
        --------                                    ------           -----


SEMICONDUCTORS - 3.24%
Triquint Semiconductor, Inc.*                       97,590         $ 1,560,465
                                                                   -----------

TOTAL COMMON STOCKS - 100.51%                                      $48,400,438
                                                                   ===========
(Cost $63,689,322)

Total Investments - 100.51%                                        $48,400,438
(Cost $63,689,322)
Liabilities Less Other Assets - (0.51%)                               (243,736)
                                                                   -----------
NET ASSETS - 100.00%                                               $48,156,702
                                                                   ===========

-------------
*Non-income producing security.

ADR -- American Depositary Receipts
PLC -- Public Limited Company


    The accompanying notes are an integral part of the financial statements.



THE SANTA BARBARA GROUP OF MUTUAL FUNDS
BENDER GROWTH FUND
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)               SEPTEMBER 30, 2001
--------------------------------------------------------------------------------
ASSETS:
Investments in Securities at Market Value
        (identified cost $63,689,322) (Note 2)                       $48,400,438
Receivables:
        Capital Stock Sold                                               950,928
        Dividends and Interest                                               576
        Other assets                                                      28,664
                                                                     -----------
TOTAL ASSETS                                                          49,380,606
                                                                     -----------

LIABILITIES:
Capital Stock Redeemed                                                   845,400
Accrued Distribution Fees (Note 5)                                       175,338
Due to Custodian                                                         130,376
Due to Advisor (Note 3)                                                   20,485
Accrued Expenses and Other Liabilities                                    52,305
                                                                     -----------
TOTAL LIABILITIES                                                      1,223,904
                                                                     -----------

NET ASSETS                                                           $48,156,702
                                                                     ===========


Class A Shares (Note 1):
Net Assets (Unlimited shares of $0.001 par beneficial
        interest authorized; 333,546 shares outstanding)             $ 6,122,571
                                                                     ===========

Net Asset Value and Redemption Price Per Class A Share
        ($6,122,571/333,546 shares)                                  $     18.36
                                                                     ===========

Offering Price Per Share ($18.36/0.9425)                             $     19.48
                                                                     ===========

Class Y Shares (Note 1):
Net Assets (Unlimited shares of $0.001 par beneficial
        interest authorized; 1,228,249 shares outstanding)           $24,143,223
                                                                     ===========

Net Asset Value, Offering and Redemption Price Per Class Y Share
        ($24,143,223/1,228,249 shares)                               $     19.66
                                                                     ===========


    The accompanying notes are an integral part of the financial statements.


THE SANTA BARBARA GROUP OF MUTUAL FUNDS
BENDER GROWTH FUND
STATEMENT OF ASSETS AND LIABILITIES (Unaudited) (Continued)   September 30, 2001
--------------------------------------------------------------------------------

Class C Shares (Note 1):
  Net Assets (Unlimited shares of $0.001 par beneficial
        interest authorized; 951,894 shares outstanding)           $ 17,890,908
                                                                   ============

  Net Asset Value and Offering Price Per Class C Share
        ($17,890,908/951,894 shares)                               $      18.80
                                                                   ============

  Redemption Price Per Share ($18.80 X 0.99)                       $      18.61
                                                                   ============


COMPOSITION OF NET ASSETS
  At September 30, 2001, net assets consisted of:
  Paid-in-Capital                                                  $ 73,873,076
  Accumulated Net Investment Income (Loss)                             (720,074)
  Accumulated Net Realized Gain (Loss) from Investments              (9,707,416)
  Net Unrealized Appreciation (Depreciation) of Investments         (15,288,884)
                                                                   ------------
NET ASSETS                                                         $ 48,156,702
                                                                   ============




The accompanying notes are an integral part of the financial statements.


THE SANTA BARBARA GROUP OF MUTUAL FUNDS
BENDER GROWTH FUND
STATEMENT OF OPERATIONS (Unaudited)  For the Six Months Ended September 30, 2001
--------------------------------------------------------------------------------

INVESTMENT INCOME:
  Interest Income                                                  $     22,478
  Dividend Income                                                        14,954
                                                                   ------------
  Total Investment Income                                                37,432
                                                                   ------------

EXPENSES (NOTE 3):
  Investment Advisory Fees                                              167,725
  Service Fees-Class A                                                   49,134
  Service Fees-Class Y                                                  195,660
  Service Fees-Class C                                                  168,833
  Distribution Fees-Class A                                              11,167
  Distribution Fees-Class Y                                              41,932
  Distribution Fees-Class C                                             123,055
                                                                   ------------
  Total Expenses                                                        757,506
                                                                   ------------
NET INVESTMENT INCOME (LOSS)                                           (720,074)
                                                                   ------------

NET REALIZED AND UNREALIZED GAINS (LOSS)
ON INVESTMENTS (NOTE 2):
  Net Realized Gain (Loss) from Investments                          (6,706,601)
  Change in Net Unrealized Appreciation
    (Depreciation) of Investments                                    (4,053,027)
                                                                   ------------
  Net Realized and Unrealized Gain (Loss)
    on Investments                                                  (10,759,628)
                                                                   ------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS                                                  $(11,479,702)
                                                                   ============



    The accompanying notes are an integral part of the financial statements.



THE SANTA BARBARA GROUP OF MUTUAL FUNDS
BENDER GROWTH FUND
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                       SIX MONTHS ENDED
                                                      SEPTEMBER 30, 2001 YEAR ENDED
                                                          (UNAUDITED)  MARCH 31, 2001
                                                          -----------  --------------

OPERATIONS:
  Net Investment Income (Loss)                         $   (720,074)   $ (1,466,624)
  Net Realized Gain (Loss) from Investments              (6,706,601)     (3,000,815)
  Change in Net Unrealized Appreciation
    (Depreciation) of Investments                        (4,053,027)    (43,954,772)
                                                       ------------    ------------

  Net Increase (Decrease) in Net Assets Resulting
    From Operations                                     (11,479,702)    (48,422,211)
                                                       ------------    ------------


CAPITAL SHARE TRANSACTIONS:
  Class A:
  Proceeds from Shares Issued (26,614 and 302,001
    shares, respectively)                                   667,275      11,495,496
  Cost of Shares Redeemed (68,370 and 55,947
    shares, respectively)                                (1,498,668)     (1,835,947)
                                                       ------------    ------------

        Total Class A Transactions                         (831,393)      9,659,549
                                                       ------------    ------------



  Class Y:
  Proceeds from Shares Issued (484,288 and 1,014,850
    shares, respectively)                                12,663,310      39,641,371
  Cost of Shares Redeemed (448,731 and 277,459
    shares, respectively)                               (10,914,185)     (9,189,156)
                                                       ------------    ------------

        Total Class Y Transactions                        1,749,125      30,452,215
                                                       ------------    ------------



    The accompanying notes are an integral part of the financial statements.



THE SANTA BARBARA GROUP OF MUTUAL FUNDS
BENDER GROWTH FUND
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
--------------------------------------------------------------------------------
                                                     SIX MONTHS
                                                       ENDED
                                                  SEPTEMBER 30, 2001  YEAR ENDED
                                                      (UNAUDITED)   MARCH 31, 2001
                                                      -----------   --------------

Class C:
  Proceeds from Shares Issued (80,769 and 291,693
    shares, respectively)                           $  2,110,731    $ 11,149,429
  Cost of Shares Redeemed (97,715 and 122,634
    shares, respectively)                             (2,250,717)     (4,179,568)
                                                    ------------    ------------

    Total Class C Transactions                          (139,986)      6,969,861
                                                    ------------    ------------

Net Increase (Decrease) in Net Assets From
  Capital Share Transactions                             777,746      47,081,625
                                                    ------------    ------------


TOTAL INCREASE (DECREASE) IN NET ASSETS              (10,701,956)     (1,340,586)
                                                    ------------    ------------

NET ASSETS:
  Beginning of Period                                 58,858,658      60,199,244
                                                    ------------    ------------

  End of Period*                                    $ 48,156,702    $ 58,858,658
                                                    ============    ============

* Includes accumulated net investment loss of :     $   (720,074)           --
                                                    ------------    ------------



    The accompanying notes are an integral part of the financial statements.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
The table below sets forth financial data for one share of capital stock outstanding throughout each period presented.


                                                                                       Class A
                                                           ------------------------------------------------------------------------

                                                             Six Months Ended                                    For the Period
                                                            September 30, 2001     Year Ended    Year Ended   October 1, 1998** to
                                                                (unaudited)      March 31, 2001 March 31, 2000   March 31, 1999
                                                                -----------      -----------------------------   --------------


NET ASSET VALUE, BEGINNING OF PERIOD                             $   22.16        $   41.32     $   15.44        $10.00
                                                                 ---------        ---------     ---------        ------

  Income (Loss) From Operations:
        Net investment income (loss)                                 (0.21)           (0.53)        (0.55)        (0.20)
        Net gain (loss) from securities
                (both realized and unrealized)                       (3.59)          (18.63)        27.39          5.64
                                                                 ---------        ---------     ---------        ------

  Total from operations                                              (3.80)          (19.16)        26.84          5.44
                                                                 ---------        ---------     ---------        ------

  Distributions to shareholders from
        net realized capital gains                                    --               --           (0.96)          --
                                                                 ---------        ---------     ---------        ------


NET ASSET VALUE, END OF PERIOD                                   $   18.36        $   22.16     $   41.32        $15.44
                                                                 =========        =========     =========        ======


TOTAL RETURN(1)                                                     (17.15)%         (46.37)%      181.21%        54.40%

RATIOS/SUPPLEMENTAL DATA
  Net assets, end of period (in 000's)                           $   6,123        $   8,317     $   5,341        $   33
  Ratio of expenses to average net assets:
        Before expense reimbursement                                  1.85%(2)         1.85%         1.86%         1.82%(2)
        After expense reimbursement                                   1.85%(2)         1.85%         1.85%         1.82%(2)
  Ratio of net investment income (loss) to
    average net assets:
        Before expense reimbursement                                 (1.74)%(2)       (1.53)%       (1.56)%       (3.85)%(2)
        After expense reimbursement                                  (1.74)%(2)       (1.53)%       (1.55)%       (3.85)%(2)
  Portfolio turnover rate                                             9.03%            0.82%         7.61%        24.91%

-------------
**  The Bender Growth Fund - Class A Shares commenced operations on
    October 1, 1998.
(1) Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions and do not assume the effects of any sales charges. Total returns for periods less than one year are not annualized.
(2) Annualized.

    The accompanying notes are an integral part of the financial statements.



FINANCIAL HIGHLIGHTS (Continued)
--------------------------------------------------------------------------------
The table below sets forth financial data for one share of capital stock outstanding throughout each period presented.


                                                                                  CLASS Y
                                      ---------------------------------------------------------------------------------------------
                                        SIX MONTHS ENDED                                                            FOR THE PERIOD
                                       SEPTEMBER 30, 2001   YEAR ENDED      YEAR ENDED      YEAR ENDED  YEAR ENDED   DECEMBER 10,
                                                                                                                      1996** TO
                                         (UNAUDITED)         MARCH 31,       MARCH 31,       MARCH 31,  MARCH 31,      MARCH 31,
                                                               2001            2000            1999        1998           1997
                                                               ----            ----            ----        ----           ----

NET ASSET VALUE, BEGINNING OF PERIOD       $    23.80        $    44.59     $    16.64     $   13.74     $    8.26     $ 10.00
                                           ----------        ----------     ----------     ---------     ---------     -------

Income (Loss) From Operations:
        Net investment income (loss)            (0.24)            (0.60)         (0.55)        (0.47)        (0.22)      (0.04)
        Net gain (loss) from securities
          (both realized and unrealized)        (3.90)           (20.19)         29.46          3.37          5.70       (1.70)
                                           ----------        ----------     ----------     ---------     ---------     -------

Total from operations                           (4.14)           (20.79)         28.91          2.90          5.48       (1.74)
                                           ----------        ----------     ----------     ---------     ---------     -------

Distributions to shareholders from
    net realized capital gains                    --                --           (0.96)         --              --          --
                                           ----------        ----------     ----------     ---------     ---------     -------


NET ASSET VALUE, END OF PERIOD             $    19.66        $    23.80     $    44.59     $   16.64     $   13.74     $  8.26
                                           ==========        ==========     ==========     =========     =========     =======


TOTAL RETURN(1)                                (17.39)%          (46.62)%       180.55%        21.11%        66.34%     (17.40)%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in 000's)       $   24,143        $   28,832     $   20,302     $   2,781     $   2,312     $   937
Ratio of expenses to average net assets:
        Before expense reimbursement             1.92%(2)          1.92%          2.22%         3.49%         4.59%       7.88%(2)
        After expense reimbursement              1.92%(2)          1.92%          2.13%         3.49%         2.75%       2.75%(2)
Ratio of net investment income (loss)
  to average net assets:
        Before expense reimbursement            (1.81)%(2)        (1.60)%        (1.82)%       (4.74)%       (4.34)%     (7.29)%(2)
        After expense reimbursement             (1.81)%(2)        (1.60)%        (1.73)%       (4.74)%       (2.50)%     (2.16)%(2)
Portfolio turnover rate                          9.03%             0.82%          7.61%        24.91%         7.44%       3.00%

--------------
**   The Bender Growth Fund Class Y commenced operations on December 10, 1996.
(1) Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions. Total returns for periods less than one year are not annualized.
(2)  Annualized.



    The accompanying notes are an integral part of the financial statements.




FINANCIAL HIGHLIGHTS (Continued)
--------------------------------------------------------------------------------
The table below sets forth financial data for one share of capital stock outstanding throughout each period presented.


                                                                                  CLASS C
                                       --------------------------------------------------------------------------------------------
                                        SIX MONTHS ENDED                                                            FOR THE PERIOD
                                       SEPTEMBER 30, 2001     YEAR ENDED      YEAR ENDED    YEAR ENDED   YEAR ENDED   DECEMBER 10,
                                          (UNAUDITED)         MARCH 31,        MARCH 31,     MARCH 31,    MARCH 31,     1996** TO
                                                                2001             2000          1999         1998           1997
                                       ------------------    ----------       -----------   ----------   ----------  --------------


NET ASSET VALUE, BEGINNING OF PERIOD        $    22.87        $    43.21     $    16.27     $   13.61     $    8.24     $  10.00
                                            ----------        ----------     ----------     ---------     ---------     --------

Income (Loss) From Operations:
        Net investment income (loss)             (0.35)            (0.93)         (0.73)        (0.55)        (0.28)       (0.06)
        Net gain (loss) from securities
           (both realized and unrealized)        (3.72)           (19.41)         28.63          3.21          5.65        (1.70)
                                            ----------        ----------     ----------     ---------     ---------     --------

Total from operations                            (4.07)           (20.34)         27.90          2.66          5.37        (1.76)
                                            ----------        ----------     ----------     ---------     ---------     --------


Distributions to shareholders from
        net realized capital gains                --                --            (0.96)          --            --           --
                                            ----------        ----------     ----------     ---------     ---------     --------


NET ASSET VALUE, END OF PERIOD              $    18.80        $    22.87     $    43.21     $   16.27     $   13.61     $   8.24
                                            ==========        ==========     ==========     =========     =========     ========


Total Return(1)                                 (17.80)%          (47.07)%       178.39%        19.54%        65.17%      (17.60)%

Ratios/Supplemental Data
Net assets, end of period (in 000's)        $   17,891        $   22,159     $   34,556     $   8,743     $   6,728     $  2,640
Ratio of expenses to average net assets:
        Before expense reimbursement              2.87%(2)          2.80%          3.09%         4.23%         5.34%        8.70%(2)
        After expense reimbursement               2.87%(2)          2.80%          2.98%         4.23%         3.50%        3.50%(2)
Ratio of net investment income (loss)
  to average net assets:
        Before expense reimbursement             (2.76)%(2)        (2.48)%        (2.67)%       (5.49)%       (5.09)%     (8.08)%(2)
        After expense reimbursement              (2.76)%(2)        (2.48)%        (2.56)%       (5.49)%       (3.25)%     (2.88)%(2)
Portfolio turnover rate                           9.03%             0.82%          7.61%        24.91%         7.44%       3.00%


-------------
**  The Bender Growth Fund Class C commenced operations on December 10, 1996.
(1) Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions. Total returns for periods less than one year are not annualized.
(2) Annualized.




The accompanying notes are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS (Unaudited)                     SEPTEMBER 30, 2001
--------------------------------------------------------------------------------

1. ORGANIZATION

The Santa Barbara Group of Mutual Funds, Inc. (the "Company"), was organized as a Maryland corporation under Articles of Incorporation dated December 30, 1992. The Company is registered under the Investment Company Act of 1940, as amended, as a diversified open-end management investment company with one fund: The Bender Growth Fund (the "Fund"). The Company is registered to offer three classes of shares, Class A, Class Y and Class C. The Fund's investment objective is long-term capital appreciation.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund.

SECURITY VALUATION -- Investment securities which are listed on a national securities exchange or on the NASDAQ National Market System for which market quotations are available are valued by an independent pricing service at the last reported sale price for such security as of the close of business on the date of valuation. Securities traded on a national securities exchange or on the NASDAQ National Market System for which there were not sales on the date of valuation and securities traded on the over-the-counter market are valued at the mean between the most recently quoted bid and asked prices. Short-term investments that mature in 60 days or less are valued at amortized cost, unless the Board of Directors determines that such valuation does not constitute fair value.

SECURITY TRANSACTION AND INVESTMENT INCOME -- Security transactions are accounted for on the trade date of the security purchase or sale. In determining the net realized gain or loss from the sales of securities, the cost of securities sold is determined on the identified cost basis. Dividend income is recorded on the ex-dividend date, and interest income is recorded on the accrual basis. Purchase discounts and premiums on securities held by the Fund are accreted and amortized to maturity using the scientific interest method, which approximates the effective interest method.

FEDERAL INCOME TAXES -- The Company has complied and will continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to shareholders. Accordingly, no provision for Federal income taxes is required in the financial statements.

EXPENSES -- Common expenses, income and gains and losses are allocated daily among share classes of each Fund based on the relative proportion of net assets represented by each class. Class specific expenses are charged directly to the responsible class of shares.

DISTRIBUTIONS TO SHAREHOLDERS -- Distributions from net investment income are declared and paid at least annually. Any net realized capital gains on sales of securities are distributed annually.

The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from those amounts determined under generally accepted accounting principles. To the extent these book/tax differences are permanent, they are charged or credited to paid-in capital in the period that the difference arises.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)         SEPTEMBER 30, 2001
--------------------------------------------------------------------------------

NET ASSET VALUE PER SHARE -- The net asset value per share of the Fund is calculated each business day by dividing the total value of the Fund's assets, less liabilities, by the number of shares outstanding. A sales charge may apply when purchasing Class A shares. Class C shares redeemed within one year of purchase may be subject to a contingent deferred sales charge equal to one-percent. The redemption price disclosed in the financial statements for Class C shares does not reflect the contingent deferred sales charge.

USE OF ESTIMATES IN THE PREPARATION OF FINANCIAL STATEMENTS -- The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions that affect the reported amount of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

3. ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS

Pursuant to an investment advisory agreement, investment advisory services are provided to the Company by SBG Capital Management (the "Advisor"). Under the terms of the investment advisory agreement, the Advisor receives a monthly fee calculated at an annual rate of 0.50% of the average daily net assets of the Fund. For the six months ended September 30, 2001, the Advisor received advisory fees of $167,725.

The Company and the Advisor have entered into a distributor agreement with Capital Research Brokerage Services, LLC, a subsidiary of the Advisor, to serve as national distributor (the "Distributor"). As Distributor, Capital Research Brokerage Services, LLC selects brokers and other financial professionals to sell shares of the Fund and coordinate their marketing efforts. For the distribution and distribution support services provided by the Distributor pursuant to the terms of the agreement, the Advisor shall pay the Distributor, on the last day of each month, an annual fee of $8,400, such fee to be paid in equal monthly installments of $700. For the six months ended September 30, 2001, the Distributor received approximately $24,000 in commissions from the sale of fund shares.

The advisor has entered into a Sub-Advisory Agreement with Robert Bender & Associates (the "Sub-Advisor") on behalf of the Fund. Under the terms of the sub-advisory agreement, the Sub-Advisor receives a monthly fee from the Advisor calculated at an annual rate of 0.40% of the average daily net assets of the Fund. The Advisor is responsible for the supervision and payment of fees to the Sub-Advisor in connection with its services.

Under the terms of an Operational Services Agreement, the Advisor will provide day-to-day operational services to the Fund. The services agreement provides that the Advisor pays all fees and expenses associated with the Fund. Under the terms of the agreement, the Fund will pay to the Advisor a monthly fee calculated at the following annual rates:

        Class A     1.10% of average daily net assets

        Class Y 2.00% of first $2.5 million; 1.10% in excess of $2.5 million of average daily net assets

        Class C 2.00% of first $7.5 million; 1.10% in excess of $7.5 million of average daily net assets

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)         SEPTEMBER 30, 2001
--------------------------------------------------------------------------------

For the six months ended September 30, 2001, the Advisor received service fees of $413,627.

American Data Services, Inc. serves as Administrator to and provides accounting services to the Fund pursuant to an administration agreement. Under terms of such agreement, the Administrator is paid an annual fee which is computed daily and payable monthly, based on a percentage of average daily net assets, subject to certain minimums.

The Fund and United Missouri Bank (the "Custodian") are parties to a custodial agreement under which the Custodian holds cash, securities and other assets of the fund as required by the Investment Company Act of 1940. The Custodian plays no role in determining the investment policies of the Fund or which securities are to be purchased or sold by the Fund.

The Fund and American Data Services, Inc. (the "Transfer Agent), are parties to a servicing agreement, under which the Transfer Agent provides transfer agency and dividend disbursing services for the Fund.

Certain directors and officers of the Fund are directors and officers of the Advisor.

4. INVESTMENT TRANSACTIONS

The cost of security purchases and the proceeds from the sale of securities, other than short-term securities for the six months ended September 30, 2001, were $7,738,298 and $5,749,568, respectively.

As of September 30, 2001, net unrealized depreciation on investment securities for book and federal income tax purposes aggregated $15,288,884 of which $8,074,679 related to appreciated securities and $23,363,563 related to depreciated securities. There was no difference between book and tax realized gains on securities for the six months ended September 30, 2001.

5. DISTRIBUTION PLANS

As noted in the Fund's Prospectus, the Fund has adopted a plan pursuant to Rule 12b-1 under the 1940 Act. The plan provides that the Fund may pay a servicing or Rule 12b-1 fee of up to 0.25% of the Fund's average net assets for the Class A, Class Y and Class C shares to persons or institutions for performing certain servicing functions for Fund shareholders. With respect to Class C shares, the distribution plan allows the use of Fund assets allocable to those shares to be used to pay additional Rule 12b-1 fees of up to 0.75% of said assets to cover fees paid to broker-dealers for sales and promotional services. For the six months ended September 30, 2001, distribution fees of $11,167, $41,932 and $123,055 were paid for Class A, Class Y and Class C, respectively.

INVESTMENT ADVISOR

SBG Capital Management, Inc.
107 South Fair Oaks Boulevard, Suite 315
Pasadena, CA 91105

SUB-ADVISOR

Robert Bender & Associates
245 South Los Robles, Suite 620
Pasadena, CA 90272

ADMINISTRATOR

American Data Services, Inc.
150 Motor Parkway, Suite 109
Hauppauge, NY 11788

SUB-TRANSFER AGENT &
Dividend disbursing agent

Orbitex Data Services, Inc.
P.O. Box 542007
Omaha, NE 68154-1952

CUSTODIAN

UMB Bank
928 Grand Boulevard
Kansas City, MO 84141

PRINCIPAL UNDERWRITER

Capital Research Brokerage Services, LLC
107 South Fair Oaks Avenue, Suite 315
Pasadena, CA 91105

INDEPENDENT ACCOUNTANTS

McCurdy & Associates CPA's, Inc.
Westlake, Ohio

For more complete information about The Bender Growth Fund, including charges and expenses, please call (626) 844-1440 or (800) 723-8637 or write to Capital Research Brokerage Services, LLC and request a free prospectus. Read the prospectus carefully before you invest or send money.